Share-based Payment Expense - Summary of Weighted Average Remaining Contractual Life for Savings_related Share Option Schemes (Detail) - 2010 Savings Related Share Option Schemes [member]	Dec. 31, 2018 EUR (€) shares yr	Dec. 31, 2018 GBP (£) shares yr	Dec. 31, 2017 EUR (€) shares yr	Dec. 31, 2017 GBP (£) shares yr	Dec. 31, 2016 EUR (€) shares yr	Dec. 31, 2016 GBP (£) shares yr	Dec. 31, 2015 shares
Disclosure Of Share Based Compensation Expense [line items]
Weighted average remaining contractual life for the share options outstanding at 31 December (years) | yr	1.50	1.50	1.90	1.90	2.41	2.41
Currency denominated options outstanding at end of year (number)	1,686,176	1,686,176	1,556,299	1,556,299	1,402,174	1,402,174	593,177
Pound Sterling [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	1,381,463	1,381,463	1,251,336	1,251,336	1,081,812	1,081,812
Euro [member]
Disclosure Of Share Based Compensation Expense [line items]
Currency denominated options outstanding at end of year (number)	304,713	304,713	304,963	304,963	320,362	320,362
Minimum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices	€ 14.15	£ 14.94	€ 13.64	£ 12.22	€ 12.82	£ 11.55
Maximum [member]
Disclosure Of Share Based Compensation Expense [line items]
Range of exercise prices	€ 27.86	£ 24.51	€ 27.86	£ 24.51	€ 21.12	£ 16.16